Credit Facilities and Debt 1.50% Convertible Debentures due 2035 (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Jun. 01, 2015	Dec. 31, 2014	Oct. 24, 2011
Debt Instrument [Line Items]
Document Period End Date		Sep. 30, 2015
Long-term debt, face value		$ 2,220,200,000	$ 2,217,400,000
Convertible Debentures One Point Five Percent Due November One Twenty Thirty Five [Member] [Member]
Debt Instrument [Line Items]
Long-term debt, face value				$ 263,900,000
Convertible debentures, interest rate		1.50%	0.00%	1.50%
Proceeds from Convertible Debt	$ 253,200,000
Debt issuance Percentage of Principal Amount				97.09%
Debt Instrument, Unamortized Discount (Premium), Net				$ 7,700,000
Convertible Debt, Noncurrent				208,600,000
Debt Instrument, Convertible, Carrying Amount of Equity Component				55,300,000
Debt Instrument, Unamortized Discount		$ (60,500,000)	$ 0	$ 63,000,000
Deferred Finance Costs, Noncurrent, Net		$ 2,300,000
Debt Instrument, Convertible, Conversion Price				$ 23.26
Debt Instrument Conversion Circumstance Number Of Consecutive Business Days		5 days
Principal Amount Per Note Used In Conversion Rate		$ 1,000
Aggregate Principal Amount of Senior Notes, Redemption Price, Percentage		100.00%
2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Long-term debt, face value				$ 433,800,000		$ 690,000,000
Convertible debentures, interest rate		2.75%	2.75%		2.75%	2.75%
Repayments of Convertible Debt		$ 256,200,000
Proceeds from Convertible Debt			$ 676,100,000
Convertible Debt, Noncurrent						$ 533,600,000
Debt Instrument, Convertible, Carrying Amount of Equity Component						$ 156,400,000
Debt Instrument, Unamortized Discount		39,100,000	88,800,000
Deferred Finance Costs, Noncurrent, Net		$ 2,300,000	$ 5,500,000
Debt Instrument, Convertible, Conversion Price						$ 32.30
Debt Instrument Conversion Circumstance Number Of Consecutive Business Days		5 days
Principal Amount Per Note Used In Conversion Rate		$ 1,000
Aggregate Principal Amount of Senior Notes, Redemption Price, Percentage		100.00%
Minimum | Convertible Debentures One Point Five Percent Due November One Twenty Thirty Five [Member] [Member]
Debt Instrument [Line Items]
Ratio of Common Stock Closing Price to Debt Conversion Price, Percentage		130.00%
Debt Instrument Conversion Circumstance Number Of Trading Days		20 days
Minimum | 2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Ratio of Common Stock Closing Price to Debt Conversion Price, Percentage		130.00%
Debt Instrument Conversion Circumstance Number Of Trading Days		20 days
Maximum | Convertible Debentures One Point Five Percent Due November One Twenty Thirty Five [Member] [Member]
Debt Instrument [Line Items]
Ratio of Common Stock Closing Price to Debt Conversion Price, Percentage		98.00%
Maximum | 2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Ratio of Common Stock Closing Price to Debt Conversion Price, Percentage		98.00%
Ending on Last Trading Day of Previous Fiscal Quarter [Member] | Convertible Debentures One Point Five Percent Due November One Twenty Thirty Five [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument Conversion Circumstance Number Of Consecutive Trading Days		30 days
Ending on Last Trading Day of Previous Fiscal Quarter [Member] | 2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Debt Instrument Conversion Circumstance Number Of Consecutive Trading Days		30 days